ACQUISTITIONS AND INVESTMENTS - Acquisitions Pro Forma Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Plain Sight Innovations Corporation
Business Acquisition [Line Items]
Revenue		$ 48,500	$ 868,165
Net income (loss)		8,129,285	(25,777,145)
MANA Corporation
Business Acquisition [Line Items]
Revenue		48,500	862,165
Net income (loss)		8,111,310	(24,756,693)
Renewable Process Solutions, Inc.
Business Acquisition [Line Items]
Revenue		48,500	983,380	$ 226,630
Net income (loss)	$ (64,659)	$ 8,076,141	$ (24,720,177)	$ 14,445,248